UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10335

Name of Fund: BlackRock New Jersey Municipal Income Trust (BNJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New Jersey Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 10/31/2011

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2011 (Unaudited)	BlackRock New Jersey Municipal Income Trust (BNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 125.4%
Corporate — 10.5%
New Jersey EDA, RB, AMT (a):
Continental Airlines, Inc. Project, 7.00%, 11/15/30	$3,450	$3,449,448
Continental Airlines, Inc. Project, 7.20%, 11/15/30	2,000	2,000,860
Disposal Waste Management of New Jersey, Series A, 5.30%, 6/01/15	2,000	2,150,400
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	1,500	1,570,080
Salem County Utilities Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	2,400	2,482,248
		11,653,036
County/City/Special District/School District — 15.1%
City of Margate City New Jersey, GO, Improvement, 5.00%, 1/15/28	1,085	1,166,071
City of Perth Amboy New Jersey, GO, CAB (AGM) (b):
5.00%, 7/01/34	1,075	1,072,646
5.00%, 7/01/35	175	174,352
Essex County Improvement Authority, RB, Newark Project, Series A (AGM):
5.00%, 11/01/20	735	774,352
6.00%, 11/01/30	1,090	1,178,072
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	1,440	1,682,251
5.50%, 10/01/29	2,630	3,053,746
Hudson County Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC):
5.25%, 1/01/39	2,000	2,132,500
5.38%, 1/01/44	2,400	2,572,824
Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37 (c)(d)	1,790	161,082
Newark Housing Authority, RB, South Ward Police Facility (AGC):
5.75%, 12/01/30	580	630,245
6.75%, 12/01/38	1,850	2,156,638
		16,754,779

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education — 16.3%
New Jersey EDA, RB, School Facilities Construction, Series CC-2, 5.00%, 12/15/31	$1,525	$1,585,558
New Jersey EDA, Refunding RB, School Facilities, Series GG, 5.25%, 9/01/27	1,800	1,935,954
New Jersey Educational Facilities Authority, RB:
Montclair State University, Series J, 5.25%, 7/01/38	580	608,867
Refunding Kean University, Series A, 5.50%, 9/01/36	2,060	2,217,116
New Jersey Educational Facilities Authority, Refunding RB:
College Of New Jersey, Series D (AGM), 5.00%, 7/01/35	3,230	3,361,558
Fairleigh Dickinson University, Series C, 6.00%, 7/01/20	620	650,231
Georgian Court University, Series D, 5.00%, 7/01/33	250	242,895
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	660	686,552
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	1,450	1,685,320
New Jersey Higher Education Assistance Authority, Refunding RB, Series 1A:
5.00%, 12/01/25	535	552,206
5.00%, 12/01/26	350	360,300
5.25%, 12/01/32	500	516,600
New Jersey Higher Education Student Assistance Authority, RB, Series 1, AMT, 5.75%, 12/01/29	2,055	2,108,656
Rutgers-State University of New Jersey, Refunding RB, Series F, 5.00%, 5/01/39	1,500	1,590,390
		18,102,203
Health — 25.3%
Burlington County Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	1,000	843,250
New Jersey EDA, RB:
First Mortgage, Lions Gate Project, Series A, 5.75%, 1/01/25	500	462,115
First Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	855	740,011

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2011	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey EDA, RB (concluded):
Masonic Charity Foundation Project, 5.50%, 6/01/31	$875	$883,925
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A, 5.75%, 11/01/24	4,050	4,027,320
Seabrook Village Inc. Facility, 5.25%, 11/15/26	1,790	1,577,259
New Jersey Health Care Facilities Financing Authority, RB:
AHS Hospital Corp., 6.00%, 7/01/37	900	980,496
AHS Hospital Corp., 6.00%, 7/01/41	1,045	1,141,004
Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	2,350	2,386,636
Kennedy Health System, 5.63%, 7/01/31	2,030	2,029,777
Meridian Health, Series I (AGC), 5.00%, 7/01/38	750	760,560
Virtua Health (AGC), 5.50%, 7/01/38	1,250	1,309,563
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Atlantic City Medical System, 5.75%, 7/01/25	1,255	1,269,106
Barnabas Health, Series A, 5.63%, 7/01/32 (f)	580	578,196
Barnabas Health, Series A, 5.63%, 7/01/37 (f)	1,605	1,593,011
CAB, St. Barnabas Health, Series B, 5.89%, 7/01/30 (e)	2,500	762,850
CAB, St. Barnabas Health, Series B, 5.67%, 7/01/36 (e)	7,700	1,531,299
CAB, St. Barnabas Health, Series B, 5.73%, 7/01/37 (e)	7,250	1,347,413
Robert Wood Johnson, 5.00%, 7/01/31	500	512,090
South Jersey Hospital, 5.00%, 7/01/46	1,650	1,604,608
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	1,750	1,668,887
		28,009,376
Housing — 12.4%
Middlesex County Improvement Authority, RB, AMT (Fannie Mae):
Administration Building Residential Project, 5.35%, 7/01/34	1,400	1,400,294
New Brunswick Apartments Rental Housing, 5.30%, 8/01/35	4,360	4,372,339

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Housing (concluded)
New Jersey State Housing & Mortgage Finance Agency, RB:
S/F Housing, Series CC, 5.00%, 10/01/34	$1,775	$1,807,944
S/F Housing, Series X, AMT, 4.85%, 4/01/16	1,750	1,791,440
Series A, 4.75%, 11/01/29	1,185	1,199,718
Series AA, 6.38%, 10/01/28	1,380	1,531,772
Series AA, 6.50%, 10/01/38	1,520	1,649,185
		13,752,692
Other — 2.3%
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	2,600	2,559,284
State — 20.2%
Garden State Preservation Trust, RB, CAB, Series B (AGM), 5.22%, 11/01/26 (e)	6,000	3,046,440
New Jersey EDA, RB:
Kapkowski Road Landfill Project, Series 1998B, AMT, 6.50%, 4/01/31	5,000	4,954,500
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/24	1,000	1,101,750
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	1,365	1,490,484
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	3,000	3,209,190
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	1,275	1,349,154
School Facilities Construction, Series AA, 5.50%, 12/15/29	2,000	2,155,820
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	2,592,350
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series C (AGM), 4.85%, 12/15/32 (e)	4,000	1,172,000
Series A (AGC), 5.63%, 12/15/28	670	734,260
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/28	600	625,980
		22,431,928
Tobacco — 1.0%
Tobacco Settlement Financing Corporation of New Jersey, Asset- Backed Revenue Refunding Bonds, Series 1A, 5.00%, 6/01/29	1,470	1,102,485

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2011	2

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Transportation — 21.8%
Delaware River Port Authority of Pennsylvania and New Jersey, RB:
Port District Project, Series B (AGM), 5.70%, 1/01/22	$1,000	$1,001,850
Delaware River Port Authority of Pennsylvania and New Jersey, RB (concluded):
Series D, 5.00%, 1/01/40	800	823,728
New Jersey State Turnpike Authority, RB, Series E, 5.25%, 1/01/40	3,205	3,374,737
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
6.00%, 12/15/38	945	1,050,566
Series A, 6.00%, 6/15/35	3,845	4,414,252
Series A, 5.88%, 12/15/38	1,770	1,951,920
Series A (AGC), 5.50%, 12/15/38	1,000	1,068,470
Series A, 5.50%, 6/15/41	1,000	1,079,780
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, Special Project, Series 6:
AMT (NPFGC), 5.75%, 12/01/22	6,000	5,940,120
6.00%, 12/01/42	1,430	1,495,380
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	1,750	1,925,700
		24,126,503
Utilities — 0.5%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 4.42%, 9/01/33 (e)	2,000	565,760
Total Municipal Bonds in New Jersey		139,058,046
Puerto Rico — 21.4%
County/City/Special District/School District — 6.8%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.75%, 8/01/37	3,075	3,223,430
6.00%, 8/01/42	2,250	2,425,860
Puerto Rico Sales Tax Financing Corp., Refunding RB, First Sub-Series C, 6.00%, 8/01/39	1,740	1,890,197
		7,539,487
Housing — 4.1%
Puerto Rico Housing Finance Authority, RB, Mortgage-Backed Securities, Series B, AMT (Ginnie Mae), 5.30%, 12/01/28	2,260	2,260,814
Puerto Rico Housing Finance Authority, Refunding RB, Mortgage-Backed Securities, Series A (Ginnie Mae), 5.20%, 12/01/33	2,260	2,261,152
		4,521,966

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
State — 6.4%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGM), 5.50%, 7/01/30	$1,680	$1,825,975
Puerto Rico Public Buildings Authority, RB, CAB, Series D (AMBAC) (b):
5.45%, 7/01/17 (g)	3,665	4,107,293
5.45%, 7/01/31	1,335	1,215,771
		7,149,039
Transportation — 2.3%
Puerto Rico Highway & Transportation Authority, Refunding RB:
Series AA-1 (AGM), 4.95%, 7/01/12 (g)	500	512,255
Series CC (AGC), 5.50%, 7/01/31	935	1,008,931
Series M, 5.00%, 7/01/32	1,000	976,020
		2,497,206
Utilities — 1.8%
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	2,000	2,041,180
Total Municipal Bonds in Puerto Rico		23,748,878
Total Municipal Bonds – 146.8%		162,806,924

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)
New Jersey — 6.8%
Education — 3.0%
New Jersey EDA, RB, School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	3,000	3,304,080
Transportation — 3.8%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGM), 5.00%, 12/15/32	2,000	2,083,300
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	2,039	2,139,929
		4,223,229
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 6.8%		7,527,309
Total Long-Term Investments (Cost – $166,756,667) – 153.6%		170,334,233

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2011	3

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Income Trust (BNJ)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BIF New Jersey Municipal Money Fund, 0.00% (i)(j)	3,038,922	$3,038,922
Total Short-Term Securities (Cost - $3,038,922) – 2.8%		3,038,922
Total Investments (Cost - $169,795,589*) – 156.4%		173,373,155
Other Assets Less Liabilities – 0.4%		473,304
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (3.5)%		(3,862,459)
AMPS, at Redemption Value – (53.3)%		(59,101,477)
Net Assets Applicable to Common Shares – 100.0%		$110,882,523

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$165,792,764
Gross unrealized appreciation	$7,461,686
Gross unrealized depreciation	(3,740,591)
Net unrealized appreciation	$3,721,095

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Non-income producing security.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
JPMorgan Securities	$2,171,207	$18,364

(g)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(h)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at October 31, 2011	Income
BIF New Jersey Municipal Money Fund	5,114,806	(2,075,884)	3,038,922	$—

(j)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$170,334,233	—	$170,334,233
Short-Term Securities	$3,038,922	—	—	3,038,922
Total	$3,038,922	$170,334,233	—	$173,373,155

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	OCTOBER 31, 2011	4

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Income Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Income Trust

Date: December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Income Trust

Date: December 21, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Income Trust

Date: December 21, 2011